Income Taxes - Schedule of Effective Income Tax Rate (Details)		3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
U.S. statutory rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Valuation allowance		(21.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Permanent difference	[1]	0.00%	(10.80%)	0.00%	(5.10%)	0.00%	(4.30%)
Effective tax rate		0.00%	(10.80%)	0.00%	(5.10%)	0.00%	(4.30%)

[1]	This was related to disallowed expenditure incurred in the ordinary course of business.